Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended			3 Months Ended		12 Months Ended
	Jan. 31, 2014	Aug. 31, 2013	Aug. 31, 2012	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Deferred offering costs				$ 257		$ 0	$ 1,775
Royalty payments received				0		0
Upfront payment received	$ 500	$ 1,500	$ 313
Deferred revenue recognition period	48 months	70 months	6 months
Revenue recognized from upfront payments				$ 96	$ 93	$ 256	$ 95